Accounts Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 9,758,000	$ 4,730,000
Provisions for doubtful accounts	0
Lessee Defaults [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 0